Average Annual Total Returns - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2025
Fidelity Advisor Equity Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.72%
Past 5 years	7.45%
Past 10 years	7.49%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.76%
Past 5 years	5.80%
Past 10 years	5.47%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.51%
Past 5 years	5.57%
Past 10 years	5.48%
Fidelity Advisor Equity Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.34%
Past 5 years	7.88%
Past 10 years	7.46%
Fidelity Advisor Equity Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.00%
Past 5 years	7.70%
Past 10 years	7.49%
Fidelity Advisor Equity Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.47%
Past 5 years	9.00%
Past 10 years	8.40%
Fidelity Advisor Equity Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.64%
Past 5 years	9.15%
Past 10 years	8.56%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%